Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Accounts receivable, net	$ 940	$ 781
Contract assets	511	336
Equity method investments under fair value option	557	573
Contract liabilities	176	198
Other current liabilities	$ 412	$ 835
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,088	1,088
Common stock, shares issued (in shares)	1,054	1,040
Common stock, shares, outstanding (in shares)	1,054	1,040
Related Parties
Accounts receivable, net	$ 272	$ 182
Contract assets	101	22
Contract liabilities	105	107
Other current liabilities	$ 10	$ 7